Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2015 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.78%
Past 5 years	6.08%
Since Inception	4.94%	[1]
Fidelity Flex Freedom Blend 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.54%
Past 5 years	4.38%
Since Inception	3.25%	[1]
Fidelity Flex Freedom Blend 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.10%
Past 5 years	4.26%
Since Inception	3.35%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.00%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.89%

[1]	A From June 8, 2017 .